ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of accounting and presentation
Basis of accounting and presentation

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

The accompanying consolidated financial statements present our financial position, our consolidated subsidiaries and our interest in associated entities.

The year ended December 31, 2016 includes out of period corrections of (i) $13.2 million for capitalized borrowing costs resulting in a reduction to ''Interest expense'' (vessel operations segment) in the consolidated statements of income and an increase to ''Asset under development'' (FLNG segment) of $13.2 million in the consolidated balance sheet and (ii) $5.9 million pertaining to the amortization of deferred financing costs, resulting in an increase to ''Interest expense'' in the consolidated statements of income and an increase in "Long-term debt" in the consolidated balance sheet. Management believes these out of period corrections are not material to the annual consolidated financial statements for the year ended December 31, 2016, or any previously issued financial statements.

We identified line items in the statement of operations with respect to the amortization of deferred finance charges that were not presented in accordance with current guidance.  In prior periods, we had presented the amortization of deferred finance charges within “Other financial items” but should have presented this within “Interest expense.” As a result of this misclassification, other financial items has been overstated and correspondingly interest expense has been understated in respect of prior years  (2015: $5.9 million and 2014: $3.3 million). This misclassification however nets off within the net financial expenses category leaving $nil impact to net loss. There is also no impact on the balance sheet, statement of changes in equity or the statement of cashflows.
The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, unless otherwise noted.

Principles of consolidation
Principles of consolidation

Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Company is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of subsidiaries were included in the Consolidated Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity ("VIE"), is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Business combinations
Business combinations

Business combinations of subsidiaries are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities of a subsidiary are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The results of subsidiary undertakings are included from the date of acquisition.

Reporting currency

Reporting currency

The consolidated financial statements are stated in U.S dollars. Our functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are made in U.S. dollars. Our reporting currency is U.S. dollars. Transactions in other currencies during the year are converted into U.S. dollars at the rates of exchange in effect at the date of the transaction. Non-monetary assets and liabilities are converted using historical rates of exchange. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

As of December 31, 2016, we leased six vessels under finance leases from wholly owned special purpose vehicles (“lessor SPVs”) of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these lessor SPVs, we have determined that we are the primary beneficiary of these entities and accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash and short-term deposits, non-controlling interests and interest expense. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding the debt amortization profile and the interest rate to be applied against the VIEs’ debt principal. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows and estimates in respect of residual or scrap value. Significant assumptions used include, among others, charter rates, ship operating expenses, utilization, drydocking requirements and residual value.

Fair value measurements
Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Revenue and related expense recognition
Revenue and related expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels and gross pool revenues. Revenues generated from time charters, which we classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis. Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port. For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Revenues generated from management fees are recorded rateably over the term of the contract as services are provided.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire. Furthermore in relation to the vessels participating in the pool, voyage expenses and commissions include a net allocation from the pool participants' vessels less the other participants' share of the net revenues earned by our vessels included in the pool. Each participants' share of the net pool revenues is based on the number of pool points attributable to its vessels and the number of days such vessels participated in the pool.

Pool revenues and expenses under the Cool pool arrangement have been accounted for in accordance with the guidance for collaborative arrangements. Accordingly, we have presented our share of the net income earned under the cool pool arrangement across a number of line items in the income statement. For net revenues  incurred relating specifically to Golar’s vessels and for which we are deemed the principal, these will be presented gross on the face of  the income statement in the line items “Time charter and voyage revenues” and “Vessel operating expenses”. For pool net revenues generated by the other participants in the pooling arrangement these will be presented separately in revenue and expenses from collaborative arrangements.  Refer to note 31 for an analysis of the income statement effect for the pooling arrangement for the year ended December 31, 2016.

Cash and cash equivalents	Cash and cash equivalents We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term receivables
Restricted cash and short-term deposits

Restricted cash consist of bank deposits which may only be used to settle certain pre-arranged loans, bid bonds in respect of tenders for projects we have entered into, cash collateral required for certain swaps and other claims which require us to restrict cash.

Short-term deposits represents highly liquid deposits placed with financial institutions, primarily from our consolidated VIEs, which are readily convertible into known amounts of cash with original maturities of less than 12 months.

Trade receivables
Trade receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories	Inventories Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.
Investments in affiliates
Investments in affiliates

Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control, or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This also extends to entities in which we hold a majority ownership interest, but we do not control, due to the participating rights of non-controlling interests. Under this method, we record an investment in the common stock (or “in-substance common stock”) of an affiliate at cost (or fair value if a consequence of deconsolidation), and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate in connection with their common stock interest reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the consolidated balance sheet as "Investment in affiliates". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. The basis difference will then be amortized through the statement of operations as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds its interest, we do not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

We recognize gains and losses in earnings for the issuance of shares by our affiliates, provided that the issuance of such shares qualifies as a sale of such shares.

Exchange of a controlled asset or group of assets that does not meet the definition of a business for a non-controlling interest
Exchanges of a controlled asset or group of assets that does not meet the definition of a business for a non-controlling interest

Under the guidance of ASC 845, we have elected the accounting policy choice to apply “carry over” accounting to any applicable exchanges which fall under the remit of this guidance. The application of “carry over” accounting means that any such in-scope exchange will have an initial $nil income statement impact.

Cost-method investments
Cost-method investments

Cost-method investments are initially recorded at cost and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Dividends received from cost method investments are recorded in the consolidated statement of operations in the line item "Dividend income".

Newbuildings
Newbuildings

Newbuilds are stated at cost. All pre-delivery costs incurred during the construction of newbuilds, including purchase installments, interest, supervision and technical costs, are capitalized. Capitalization ceases and depreciation commences when the vessel is available for its intended use

Vessels and equipment
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment less the estimated residual value is depreciated on a straight-line basis over the assets' remaining useful economic lives. Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases. Management estimates the residual values of our vessels based on a scrap value cost of steel and aluminium times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years. For vessels that are newly built or acquired, we have adopted the "built-in overhaul" method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed, any unamortized drydocking expenditure is charged against income in the period of disposal.

Vessel reactivation costs incurred on vessels leaving lay-up include both costs of a capital and expense nature. The capital costs include the addition of new equipment or modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel. These expenditures are capitalized and depreciated over the remaining useful life of the vessel.  Expenditures of a routine repairs and maintenance nature that do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred as mobilization costs.

Asset under development
Asset under development

An asset is classified as asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Interest costs directly attributable to construction of the asset is added to the cost of the asset. Capitalization ceases and depreciation commences once the asset is completed and available for its intended use.

Held-for-sale assets and disposal group
Held-for-sale assets and disposal group

Individual assets or subsidiaries to be disposed of, by sale or otherwise in a single transaction, are classified as “held-for-sale” if the following criteria are met at the period end:

•	Management, having the authority to approve the action, commits to a plan to sell the vessel;

•	The non-current asset or subsidiaries are available for immediate sale in its present condition subject only to terms that are usual and customary for such sales;

•	An active program to locate a buyer and other actions required to complete the plan to sell have been initiated;

•	The sale is probable; and

•	The transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or subsidiaries (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if the following criteria are met: (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held-for-sale that represents a strategic shift that has or will have a major effect on our financial results or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held-for-sale on the date of the acquisition.

Assets or subsidiaries held for sale are carried at the lower of their carrying amount and fair value less costs to sell. Interest and other expenses attributable to the liabilities of a disposal group classified as held-for-sale shall continue to be accrued. On classification as held-for-sale, the assets are no longer depreciated.

Impairment of long-term assets
Impairment of long-term assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-term assets may not be recoverable. When such events or changes in circumstances are present, we assess the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the lower of the fair market value of the assets, less cost to sell, and the net present value (“NPV”) of estimated future undiscounted cash flows from the employment of the asset (“Value in use”).

Our estimates of fair market value assume that our vessels are all in good and seaworthy condition without need for repair and, if inspected, would be certified in class without notations of any kind. Our estimates for our LNG carriers are based on approximate vessel market values that have been received from third party ship brokers, which are commonly used and accepted by our lenders for determining compliance with the relevant covenants in our credit facilities. Vessel values can be highly volatile, such that our estimates may not be indicative of the current or future market value of our vessels or prices that we could achieve if we were to sell.

Other-than temporary impairment of investments
Other-than temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (1) the length of time and the extent to which fair value is below carrying value, (2) the financial condition and near-term prospects of the investee, and (3) our intent and ability to hold the investment until any anticipated recovery. Where determined other-than-temporary impairment, we will recognize an impairment loss in the period.

Interest costs capitalized
Interest costs capitalized

Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction, assets under development and vessels undergoing conversion into FSRUs or FLNGs for our own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings where appropriate, from commencement of the newbuilding and conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees are deferred and amortized over the term of the relevant loan. These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.

Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

From time to time, we enter into equity swaps. Under these facilities, we swap with our counterparty (usually a major bank) the risk of fluctuations in our share price and the benefit of any dividends, for a fixed payment of LIBOR plus margin. The counterparty may acquire shares in the Company to hedge its own position.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying Consolidated Balance Sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the Consolidated Balance Sheet. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the Consolidated Balance Sheet. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting. The Company has historically hedge accounted for certain of its interest rate swap arrangements designated as cash flow hedges. However since 2015, the Company ceased hedge accounting for any of its derivatives. For derivative instruments that are not designated or do not qualify as hedges under the guidance, the changes in fair value of the derivative financial instrument are recognized each period in current earnings in "Other financial items" in the Consolidated Statement of Operations.

When a derivative is designated as a cash flow hedge, we formally document the relationship between the derivative and the hedged item. This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge. If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in equity. The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness. We do not apply hedge accounting if we determine that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative. The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense). If the hedged items are no longer probable of occurring, amounts recognized in equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged. Cashflows from economic hedges are classified in the same category from the items subject to the economic hedging relationship.

Convertible bonds
Convertible bonds

In accordance with accounting guidance "Debt with conversion and other options", we account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.

Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Provisions
Provisions

In the ordinary course of business, we are subject to various claims, law suits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.

Pensions
Pensions

Defined benefit pension costs, assets and liabilities requires adjustment of the significant actuarial assumptions annually to reflect current market and economic conditions. Our accounting policy states that full recognition of the funded status of defined benefit pension plans is to be included within our balance sheet. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statement of Operations.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, or upon the deconsolidation of a subsidiary, and reported in "Other long-term liabilities." A liability for the fair value of the obligation undertaken in issuing the guarantee is recognized. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Treasury shares	Treasury shares Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.
Stock-based compensation
Stock-based compensation

In accordance with the guidance on "Share Based Payment", we are required to expense the fair value of stock options issued to employees over the period the options vest. We amortize stock-based compensation for awards on a straight-line basis over the period during which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock options for which employees do not render the requisite service. The fair value of employee share options is estimated using the Black-Scholes option-pricing model.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Treasury shares are not included in the calculation. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Operating leases
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Income taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on "Accounting for Income Taxes" prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in the statement of changes in equity and not in the statement of operations.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the Consolidated Statements of Operations.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.

Gain on issuance of shares by subsidiaries
Gain on issuance of shares by subsidiaries

We recognize a gain or loss when a subsidiary issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in our ownership interest in the subsidiary. The gain or loss is recorded in the line "Additional paid-in capital".

Gain on disposals to Golar Partners
Gain on disposals to Golar Partners

Where we have a gain or loss upon disposal of a subsidiary or business to Golar Partners, or where a subsidiary or business is deconsolidated, the gain or loss is recognized in the income statement at the time of sale as a component of operating income.

LNG trading
LNG trading

We trade in physical cargoes, futures, swaps and options, all of which are traded on and recognized in liquid markets. Purchases and sales are recognized on the trade date. Open trading positions are stated at fair value based on closing market price on the balance sheet date. The market values of open positions are shown in debtors if positive or creditors if negative. Realized and unrealized gains and losses are recognized in current earnings in "Other operating gains and losses".

Contracts to buy and sell physical cargoes for future delivery settled on the bill of lading date are recognized at their fair value at the balance sheet date.

Segment reporting
Segment reporting

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments. We have identified four reportable industry segments: vessel operations, LNG trading, FLNG and Power (see note 8).

Recently Issued Accounting Standards
Adoption of new accounting standards

In August 2014, the Financial Accounting Standards Board (the "FASB") issued guidance to ASU 2014-15 "Presentation of Financial Statements - Going Concern (Subtopic 205-40)". The standard requires an entity’s management to evaluate, for each reporting period, whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued. Additional disclosures are required if management concludes that conditions or events raised substantial doubt about the entity’s ability to continue as a going concern. The adoption of this guidance has had no material impact on our Consolidated Financial Statements and related disclosures.

In November 2014, the FASB issued ASU 2014-16 “Derivatives and Hedging”. The guidance provides a methodology for determining the nature of a host contract in a hybrid instrument. The amendment requires an entity to assess the entire hybrid instrument including any embedded derivatives which are being considered for bifurcation. The purpose of the guidance was to eliminate divergence in practice. The adoption of this guidance did not have an impact on our Consolidated Financial Statements and related disclosures.

In February 2015, the FASB issued ASU 2015-02 "Amendments to the Consolidation Analysis", amendments to ASC 810, requiring re-evaluation of all legal entities under the revised consolidation model. This is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Specifically, the amendments:

•	modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities;

•	eliminate the presumption that a general partner should consolidate a limited partnership;

•	affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and

•
provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The adoption of this guidance has had no material impact on our Consolidated Financial Statements and related disclosures.

In July 2015 the FASB issued ASU 2015-12 "Plan Investment Disclosures, Part II" to reduce complexity in employee benefit plan accounting. The objective of the update is to reduce the complexity and disclosure requirements under ASC 960, 962, and 965. The adoption of this guidance has had no material impact on our disclosures made pertaining to our employee benefit plan.

In March 2016, the FASB issued ASU 2016-07 “Investments - Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting”. The update eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence an investor must retrospectively apply equity method accounting as if the equity method had been in effect during all previous periods. A prospective approach is required and the amendment is effective for fiscal years beginning after December 15, 2016. In accordance with the guidance, management has elected to early adopt which had no impact on our Consolidated Financial Statements and related disclosures.

Accounting pronouncements that have been issued but not adopted

In May 2014, the FASB issued ASU 2014-09 "Revenue from Contracts With Customers (Topic 606)" and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a new concept of “series provision” which provides accounting guidance for entities that engage in repetitive service contracts. There are also new requirements which impact the timing of costs that are reimbursed at the start or near the inception of a contract. The guidance is effective from January 1, 2018 and requires enhanced disclosures. It may be applied retrospectively to each prior period presented subject to practical expedients (“full retrospective”) or a cumulative-effect adjustment as of the date of adoption (“modified retrospective approach”).

We are currently in the process of evaluating the impact that the standard could have on our revenue. Specifically we are assessing if the revised agent-principal guidance will have an Income Statement classification impact for revenue earned under ASC 808 “Collaborative Arrangements”. In addition we are assessing whether the timing of our management services income and time charter revenues will be impacted under the new standard. Depending on the conclusion, the timing of our revenue could differ, however, the total amount earned from contracts over all periods will remain the same. We expect to finalize our assessment in the second half of the year.

In March 2016, the FASB issued guidance to ASU 2016-02 "Leases (Topic 842)". This update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements regarding timing and uncertainty of cash flows arising from leases. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. The standard will be effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. The Company is in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In July 2015, the FASB issued ASU 2015-11 "Inventory: Simplifying the Measurement of Inventory", amendments to ASC 330 that simplifies the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. The guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016. We believe the adoption of this guidance will not have a material impact on our Consolidated Financial Statements and related disclosures.

In January 2016, the FASB issued amendments to ASU 2016-01 "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities", which made targeted improvements to the recognition, measurement, presentation, and disclosure of financial instruments. The update changes how entities measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also provides for enhanced disclosures. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We are currently in the process of evaluating the impact of this standard on its Consolidated Financial Statements and related disclosures.

In March 2016, the FASB issued ASU 2016-06 “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments” which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The entities will be effective for financial statements after December 15, 2016 and interim periods within those fiscal years. The amendments should be applied on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. We are assessing the impact of this update on our Consolidated Financial Statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09 "Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting". This standard primarily requires the recognition of excess tax benefits for share-based awards in the statement of operations and the classification of excess tax benefits as an operating activity within the statement of Cash Flows. The guidance allows an entity to elect to account for forfeitures when they occur. The new standard is effective for annual reporting periods beginning after December 15, 2016. The company is currently in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In August 2016, the FASB issued guidance to ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments". The guidance addresses eight cash flow related issues including distributions received from equity investees. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted. We are assessing what impact the adoption of this guidance will have on our Statement of Consolidated Cash Flows.

In October 2016, the FASB issued guidance to ASU 2016-16 "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory" to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The impact would be that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Consequently, the amendments in this update eliminate the exception for an intra-entity transfer of an asset other than inventory. The amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. We are assessing what impact, if any, the adoption of this guidance will have on our Consolidated Financial Statement and related disclosures.

In November 2016, the FASB issued guidance to ASU 2016-18 "Statement of Cash Flows (Topic 230): Restricted Cash", which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts described as restricted cash or restricted cash equivalents. In essence amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on cash flow. The amendments are effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted, including adoption in an interim period. We are assessing what impact the adoption of this guidance will have on our Statement of Consolidated Cash Flows.

In January 2017, the FASB issued guidance to ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments provide guidance on evaluating whether transactions should be accounted for as an asset acquisition or a business combination (or disposal). The guidance requires that in order to be considered a business, a transaction must include, at a minimum, an input and a substantial process that together significantly contribute to the ability to create output. The guidance removes the evaluation of whether a market participant could replace the missing elements. The revised guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. The amendments are to be applied prospectively. Preliminarily, management believe that this could impact the accounting for disposals to its affiliates but is currently evaluating the impact that the standard will have on future transactions.

In February 2017, the FASB issued ASU 2017-05 “Other Income - Gains and Losses from the Derecognition of Non-Financial Assets”. The guidance provides clarification on the definition of “in substance non-financial assets”, the scope exemption with ASC 610 and partial sales of non-financial assets. The guidance is effective for periods beginning after December 15, 2017. We are assessing what impact, if any, the adoption of this guidance will have our Consolidated Financial Statements and related disclosures.

In March 2017, the FASB issued ASU 2017-07 "Compensation - Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost", primarily to improve the presentation of net periodic pension cost and net periodic postretirement benefit cost. Under generally accepted accounting principles (GAAP), defined benefit pension cost and postretirement benefit cost (net benefit cost) comprise several components that reflect different aspects of an employer’s financial arrangements as well as the cost of benefits provided to employees. Those components are aggregated for reporting in the financial statements. Topic 715, Compensation- Retirement Benefits, does not prescribe where the amount of net benefit cost should be presented in an employer’s income statement and does not require entities to disclose by line item the amount of net benefit cost that is included in the income statement or capitalized in assets. The amendments in this update are effective for public business entities for annual periods beginning after December 15, 2017. We are assessing what impact, if any, the adoption of this guidance will have on our Consolidated Financial Statements and related disclosures.